As filed with the Securities and Exchange Commission on March 26, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2010

Date of reporting period:  January 31, 2010

Item 1. Schedules of Investments.

Edgar Lomax Value
Schedule of Investments
January 31, 2010 (Unaudited)

Shares	COMMON STOCKS - 97.17%	Value
	Banks - 0.55%
19,400	Regions Financial Corp.	$123,190
	Capital Goods - 12.53%
2,100	The Boeing Co.	127,260
2,000	Caterpillar, Inc.	104,480
7,900	General Dynamics Corp.	528,115
23,400	General Electric Co.	376,272
20,400	Honeywell International, Inc.	788,256
1,500	Lockheed Martin Corp.	111,780
8,900	Raytheon Co.	466,627
4,800	United Technologies Corp.	323,904
		2,826,694
	Consumer Services - 4.21%
15,200	McDonalds Corp.	948,936
	Diversified Financials - 1.19%
1,100	Goldman Sachs Group, Inc.	163,592
4,500	NYSE Euronext	105,345
		268,937
	Energy - 13.65%
17,000	Baker Hughes, Inc.	769,760
12,300	Chevron Corp.	887,076
8,300	ConocoPhillips	398,400
5,200	Exxon Mobil Corp.	335,036
17,800	Halliburton Co.	519,938
4,100	National-Oilwell Varco, Inc.	167,690
		3,077,900
	Food & Staples Retailing - 8.00%
20,500	CVS Caremark Corp.	663,585
13,300	Walgreen Co.	479,465
12,400	Wal-Mart Stores, Inc.	662,532
		1,805,582
	Food, Beverages & Tobacco - 9.02%
12,250	Altria Group, Inc.	243,285
5,700	Campbell Soup Co.	188,727
2,000	Coca Cola Co.	108,500
4,500	HJ Heinz Co.	196,335
38,683	Kraft Foods, Inc. - Class A	1,069,972
1,900	PepsiCo, Inc.	113,278
9,400	Sara Lee Corp.	114,116
		2,034,213
	Health Care Providers & Services - 0.38%
2,600	UnitedHealth Group, Inc.	85,800
	Household & Personal Products - 2.45%
3,600	Avon Products, Inc.	108,504
4,100	Colgate Palmolive Co.	328,123
1,900	Procter & Gamble Co.	116,945
		553,572
	Insurance - 1.37%
10,300	The Allstate Corp.	308,279
	Materials - 2.56%
17,738	E. I. du Pont de Nemours and Co.	578,436
	Media - 1.36%
10,400	The Walt Disney Co.	307,320
	Pharmaceuticals, Biotechnology & Life Sciences - 15.60%
8,700	Abbott Labs	460,578
18,500	Bristol-Myers Squibb Co.	450,660
7,300	Johnson & Johnson	458,878
30,700	Merck & Co., Inc.	1,172,126
52,202	Pfizer, Inc.	974,089
		3,516,331
	Retailing - 5.96%
32,000	The Home Depot, Inc.	896,320
4,400	Lowe's Companies, Inc.	95,260
6,900	Target Corp.	353,763
		1,345,343
	Semiconductors & Semiconductor Equipment - 0.48%
5,600	Intel Corp.	108,640
	Technology Hardware & Equipment - 2.12%
6,500	Hewlett-Packard Co.	305,955
1,400	International Business Machines Corp.	171,346
		477,301
	Telecommunication Services - 7.76%
40,100	AT&T, Inc.	1,016,936
24,900	Verizon Communications, Inc.	732,558
		1,749,494
	Transportation - 1.57%
2,400	Burlington Northern Santa Fe Corp.	239,352
2,000	United Parcel Service, Inc. - Class B	115,540
		354,892
	Utilities - 6.41%
13,400	American Electric Power Co., Inc.	464,310
5,700	Entergy Corp.	434,967
9,600	Exelon Corp.	437,952
3,400	Southern Co.	108,800
		1,446,029

	TOTAL COMMON STOCKS (Cost $21,058,537)	21,916,889

Shares	SHORT-TERM INVESTMENTS - 2.68%	Value
604,376	AIM STIT-STIC Prime Portfolio - Institutional Class, 0.09% (a)	604,376
	TOTAL SHORT-TERM INVESTMENTS (Cost $604,376)	604,376

	Total Investments in Securities (Cost $21,662,913) - 99.85%	22,521,265
	Other Assets in Excess of Liabilities - 0.15%	34,752
	NET ASSETS - 100.00%	$22,556,017

(a) Rate shown is the 7-day yield as of January 31, 2010.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

Cost of investments	$ 21,707,048

Gross unrealized appreciation	$ 1,687,003
Gross unrealized depreciation	(872,786)
Net unrealized appreciation	$ 814,217

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 – Summary of Fair Value Exposure at January 31, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$2,601,599	$—	$—	$2,601,599
Consumer Staples	4,393,367	—	—	4,393,367
Energy	3,077,900	—	—	3,077,900
Financials	700,406	—	—	700,406
Health Care	3,602,131	—	—	3,602,131
Industrials	3,181,586	—	—	3,181,586
Information Technology	585,941	—	—	585,941
Materials	578,436	—	—	578,436
Telecommunication Services	1,749,494	—	—	1,749,494
Utilities	1,446,029	—	—	1,446,029
Total Equity	21,916,889	—	—	21,916,889

Short-Term Investments	604,376	—	—	604,376

Total Investments in Securities	$22,521,265	$—	$—	$22,521,265

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    3/17/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    3/17/2010

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    3/17/2010

* Print the name and title of each signing officer under his or her signature.